Accounts Receivables - Schedule of Accounts Receivables and Allowance Balances (Details) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 4,500,116	$ 1,798,489
Less: allowance for doubtful accounts
Accounts receivable, net	$ 4,500,116	$ 1,798,489